UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  November 30, 2010

Item 1. Reports to Stockholders.

Annual Report

Mariner 130/30 Fund

November 30, 2010

Investment Adviser

Mariner Quantitative Solutions, LLC
4200 West 115th Street
Suite 100
Leawood, Kansas 66211

Phone: 877-mqs-9414

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	9
SCHEDULE OF SECURITIES SOLD SHORT	17
STATEMENT OF ASSETS AND LIABILITIES	19
STATEMENT OF OPERATIONS	20
STATEMENT OF CHANGES IN NET ASSETS	21
STATEMENT OF CASH FLOWS	22
FINANCIAL HIGHLIGHTS	23
NOTES TO FINANCIAL STATEMENTS	24
REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM	31
ADDITIONAL INFORMATION	32

Dear Shareholder:

We are pleased to provide to you the annual report of the Mariner 130/30 Fund for the fiscal period ended November 30, 2010. With the Fund’s inception on December 29, 2009, we have now completed nearly one full year; and we are pleased to report that it has been a very good year, both on an absolute and relative basis.

Performance:

Don’t gamble: take all your savings and buy some good stock and hold it till it goes up, then sell it. If it don’t go up, don’t buy it.
Will Rogers, 1924

Your Fund was up 15.45% from December 31, 2009 to November 30, 2010 versus the Russell 3000 Index at 9.51%. Since December 29, 2009, the inception date, the Fund was up 13.60% versus the Russell 3000 Index at 8.39%. Performance for the Fund versus the market was driven by both our Dynamic Investment Model, and the broader mandate afforded the Fund through the ability to short.

Our proprietary dynamic model seeks to incorporate the best attributes of both quantitative methods with traditional fundamental management. Quant strategies have the advantage of being able to assimilate a lot of information, validate concepts, and avoid emotional biases. Fundamental managers have the advantage that they can incorporate current market conditions into their evaluation. Our dynamic model actively measures the market environment and adjusts our model in an effort to seek out alpha, thereby applying what we believe are the best attributes of both approaches.

Our ability to short using a 130-30 structure aided the portfolio throughout the year, but particularly in the spring when the market began to decline. While maintaining a beta close to one throughout the period, our short positions helped hold the portfolio up relative to the market. In the May to June period, the long short spread added 150 basis points to the portfolio even as the market was in a steep decline. In the fall when the market was rallying, the cash provided by the short positions allowed the portfolio to maximize the return being driven by the long. And while the portfolio ended up with a sales turnover ratio of 488%, a material proportion was driven by the short position, which enabled the portfolio, net of trading costs, to outperform by nearly 600 basis points.

The Environment:

Every basic bull market must have a wall of worry on which to climb.
The Derric 1958

Inexplicably, conditions improved for stock investors in 2010. The economy grew, profits soared, and the consumer even started to spend money on Christmas as the year was winding down. Stocks put in a very solid year. None of this was expected to happen, of course. Debt was exploding around the world, unemployment remained frustratingly high, and confidence levels by both business executives and consumers remained near record lows.

Cycles are stubborn things, however. As time passes during a recession, prices decline, things wear out, debt gets paid down, and businesses and consumers find a way to buy one more thing. Stock investors note that profits are expanding even as they are well below previous peaks. The genesis is at the margin.

Such was the story in 2010. After a very promising start, the stock market experienced a sharp set back in the summer as macro risk once again came to the forefront. Starting with the “flash crash” in May, the market’s sole focus through the summer was on the European dept crisis, China’s fiscal policy, and overwhelming US Government debt. Stocks traded in tandem, ignoring company fundamentals. High volatility and high correlations between stocks made the market for investors particularly treacherous.

By summer’s end, however, fundamentals ruled. Notwithstanding continued macro risk, fundamental improvement in US economic conditions and corporate profits began to drive stock prices. Not only did the market improve overall, but correlations and volatility began to fall as investors began to differentiate between investment opportunities.

Since the beginning of the bear market in late 2007, stock prices have increasingly tended to trade in tandem, reaching near perfect correlations in the crisis in late 2008 and early 2009. The decision to own or not own the market overwhelmed the decision of what to own. The shift to a focus on fundamentals at the end of the summer represented a shift to “normalcy,” and it had a profound effect on the Fund.

Looking Forward:

In Wall Street the only thing that’s hard to explain is – next week.
Louis Rukeyser, 1976

With fundamentals improving, both for the economy and for corporate profits, along with “normalcy” returning in the form of lower correlations between stocks, we are very positive on 2011. Investors are becoming more discriminatory in their behavior. When this happens, we believe our models, and therefore the Fund can do well. Historically, we have seen the markets return to a valuation based environment following severe corrections and we believe there is the potential for this to occur again.

Thank you for your support.

David W. Schulz
President
Mariner Quantitative Solutions, LLC

Past performance is no guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in smaller capitalization companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund regularly makes short sales of securities, which involves the risk that the Fund’s losses may exceed the original amount invested.  However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

Opinions expressed are those of Mariner Quantitative Services, LLC (the “Adviser”), are subject to change, are not guaranteed, and should not be construed as recommendations or investment advice.

The Russell 3000 Index measures the performance of the 3,000 largest companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

“Alpha” is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

“Beta” measures the sensitivity of rates of return on an investment to general market movements.

A “basis point” is equal to 100th of a percent.

Must be preceded or accompanied by a prospectus.

The Mariner 130/30 Fund is distributed by Quasar Distributors, LLC.

MARINER 130/30 FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/10 - 11/30/10).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MARINER 130/30 FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/10	11/30/10	6/1/10 – 11/30/10*
Actual**	$1,000.00	$1,098.60	$7.89
Hypothetical (5% return
before expenses)***	$1,000.00	$1,017.55	$7.59

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
**	Including dividends on short positions and interest expense, your actual cost of investing in the Fund would be $11.84.
***	Including dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $11.36.

MARINER 130/30 FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Total Returns as of November 30, 2010

	Mariner	Russell
	130/30 Fund	3000 Index
Since Inception (12/29/09)	13.60%	8.39%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-mqs-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

Continued

MARINER 130/30 FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $100,000 Investment

*  Inception Date

MARINER 130/30 FUND

Schedule of Investments

November 30, 2010

	Shares	Value
COMMON STOCKS* 124.27%

Administrative and Support Services 2.22%
The Brink’s Co.	4,940	$121,228
Corrections Corp. of America (a)	8,990	217,108
OpenTable, Inc. (a)	1,310	95,027
Websense, Inc. (a)	4,350	90,176
		523,539
Ambulatory Health Care Services 0.80%
Amedisys, Inc. (a)	6,620	187,876

Amusement, Gambling, and Recreation Industries 1.63%
Las Vegas Sands Corp. (a)	3,850	192,808
Wynn Resorts Ltd.	1,890	191,079
		383,887
Apparel Manufacturing 0.76%
Under Armour, Inc. (a)	3,110	179,540

Beverage and Tobacco Product Manufacturing 1.60%
Coca-Cola Enterprises, Inc.	7,800	188,370
Vector Group Ltd.	10,320	188,753
		377,123
Broadcasting (except Internet) 1.27%
Discovery Communications, Inc. – Class A (a)	2,670	108,883
Liberty Media Corp. – Class A (a)	12,320	190,467
		299,350
Chemical Manufacturing 10.45%
Abbott Laboratories	4,110	191,156
CF Industries Holdings, Inc.	1,570	189,609
Clorox Co.	3,090	190,993
Eli Lilly & Co.	5,650	190,179
Endo Pharmaceuticals Holdings, Inc. (a)	5,450	196,254
Immucor, Inc. (a)	10,250	188,292
Kraton Performance Polymers, Inc. (a)	6,710	191,101
Pfizer, Inc.	11,620	189,290
PolyOne Corp. (a)	14,560	181,418
Polypore International, Inc. (a)	5,810	184,642
Rockwood Holdings, Inc. (a)	5,070	193,522
The Scotts Miracle-Gro Co.	3,790	189,348

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
Chemical Manufacturing 10.45% (Continued)
Westlake Chemical Corp.	5,050	$190,688
		2,466,492
Computer and Electronic Product Manufacturing 13.14%
Advanced Micro Devices, Inc. (a)	25,490	185,822
Arris Group, Inc. (a)	18,720	187,387
Atmel Corp. (a)	18,090	187,955
Avago Technologies Ltd. (a)	7,120	185,903
Blue Coat Systems, Inc. (a)	7,200	191,520
Compellent Technologies, Inc. (a)	7,440	193,440
Comtech Telecommunications Corp.	6,430	190,714
Fossil, Inc. (a)	5,260	355,839
Harris Corp.	4,180	184,923
Integrated Device Technology, Inc. (a)	29,160	187,499
Jabil Circuit, Inc.	13,190	199,301
L-3 Communications Holdings, Inc.	2,700	189,891
Marvell Technology Group Ltd. (a)	9,800	189,042
National Semiconductor Corp.	14,110	188,369
VeriFone Systems, Inc. (a)	2,700	93,825
Vishay Intertechnology, Inc. (a)	13,300	189,658
		3,101,088
Construction of Buildings 0.81%
Tutor Perini Corp.	10,100	192,405

Credit Intermediation and Related Activities 5.71%
CIT Group, Inc. (a)	4,830	190,592
First Cash Financial Services, Inc. (a)	6,630	190,878
First Financial Bancorp	11,520	190,310
KeyCorp	25,530	192,241
M&T Bank Corp.	2,520	193,939
Provident Financial Services, Inc.	14,000	192,920
Wells Fargo & Co.	7,210	196,184
		1,347,064
Electrical Equipment, Appliance, and Component Manufacturing 0.83%
Energizer Holdings, Inc. (a)	2,780	195,684

Fabricated Metal Product Manufacturing 0.83%
Ball Corp.	2,970	195,664
Food Manufacturing 1.60%
Dean Foods Co. (a)	26,120	189,892

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
Food Manufacturing 1.60% (Continued)
Tyson Foods, Inc. – Class A	11,900	$188,377
		378,269
Food Services and Drinking Places 1.65%
Brinker International, Inc.	9,630	196,837
Domino’s Pizza, Inc. (a)	13,020	192,306
		389,143
Forestry and Logging 0.80%
Weyerhaeuser Co.	11,320	188,931

Funds, Trusts, and Other Financial Vehicles 0.81%
Wellcare Health Plans, Inc. (a)	6,830	192,265

General Merchandise Stores 2.18%
Family Dollar Stores, Inc.	3,800	190,760
Wal-Mart Stores, Inc.	6,000	324,540
		515,300
Health and Personal Care Stores 1.06%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,500	192,225
Walgreen Co.	1,700	59,245
		251,470
Heavy and Civil Engineering Construction 0.80%
KBR, Inc.	6,940	187,935

Hospitals 0.79%
Tenet Healthcare Corp. (a)	45,720	186,538

Insurance Carriers and Related Activities 8.72%
Aspen Insurance Holdings Ltd.	2,180	63,002
First American Financial Corp.	3,470	49,170
Flagstone Reinsurance Holdings SA	5,400	61,830
Health Net, Inc. (a)	7,250	195,750
Humana, Inc. (a)	3,390	189,976
Platinum Underwriter Holdings Ltd.	1,060	45,824
Prudential Financial, Inc.	17,220	872,709
Radian Group, Inc.	27,000	191,430
Reinsurance Group of America, Inc.	3,080	153,784
Unitrin, Inc.	2,080	49,213
Universal American Corp.	12,530	185,820
		2,058,508

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
Leather and Allied Product Manufacturing 0.95%
CROCS, Inc. (a)	7,050	$123,692
Steven Madden Ltd. (a)	2,240	101,360
		225,052
Lessors of Nonfinancial Intangible Assets
(except Copyrighted Works) 0.32%
Acacia Research Corp. (a)	2,790	76,027

Machinery Manufacturing 4.77%
Coinstar, Inc. (a)	2,880	185,587
General Electric Co.	12,160	192,493
ITT Corp.	4,180	192,280
Pitney Bowes, Inc.	16,590	363,985
The Toro Co.	3,310	192,675
		1,127,020
Merchant Wholesalers, Nondurable Goods 1.62%
AmerisourceBergen Corp.	6,230	192,195
Cardinal Health, Inc.	5,360	190,709
		382,904
Mining (except Oil and Gas) 0.84%
Golden Star Resources Ltd. (a)	46,160	199,411

Miscellaneous Manufacturing 0.81%
Invacare Corp.	7,050	190,280

Miscellaneous Store Retailers 0.81%
PetSmart, Inc.	5,020	190,057

Motion Picture and Sound Recording Industries 0.88%
NetFlix, Inc. (a)	1,010	207,959

Motor Vehicle and Parts Dealers 0.80%
Advance Auto Parts, Inc.	2,870	189,391

Nonstore Retailers 2.39%
Ebay, Inc. (a)	13,150	383,060
Sotheby’s	4,510	180,896
		563,956
Oil and Gas Extraction 0.60%
Marathon Oil Corp.	2,400	80,328

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
Oil and Gas Extraction 0.60% (Continued)
Noble Energy, Inc.	760	$61,750
		142,078
Other Information Services 1.33%
Liberty Global, Inc. – Class A (a)	3,050	107,543
Yahoo!, Inc. (a)	13,120	206,902
		314,445
Paper Manufacturing 0.81%
Domtar Corp.	2,510	190,559

Personal and Laundry Services 0.82%
Shutterfly, Inc. (a)	5,890	194,370

Petroleum and Coal Products Manufacturing 9.10%
Chevron Corp.	6,810	551,406
ConocoPhillips	4,970	299,045
Exxon Mobil Corp.	13,590	945,320
Holly Corp.	1,970	70,802
Murphy Oil Corp.	1,050	70,896
Sunoco, Inc.	1,710	68,639
Valero Energy Corp.	3,510	68,375
Western Refining, Inc. (a)	7,430	72,442
		2,146,925
Primary Metal Manufacturing 0.82%
Nucor Corp.	5,130	193,606

Professional, Scientific, and Technical Services 5.17%
CACI International, Inc. (a)	1,830	92,104
Cadence Design System, Inc. (a)	11,600	91,176
Cephalon, Inc. (a)	2,960	187,930
Factset Research Systems, Inc.	1,040	92,217
Itron, Inc. (a)	3,290	186,773
Moody’s Corp.	7,220	193,713
Solera Holdings, Inc.	1,920	92,160
Unisys Corp. (a)	4,140	93,605
URS Corp. (a)	4,840	191,374
		1,221,052
Publishing Industries (except Internet) 6.43%
Fortinet, Inc. (a)	2,960	94,335
Microsoft Corp.	37,150	936,552

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
Publishing Industries (except Internet) 6.43% (Continued)
News Corp. – Class A	35,650	$486,266
		1,517,153
Rail Transportation 0.80%
CSX Corp.	3,120	189,727

Real Estate 2.46%
CB Richard Ellis Group, Inc. – Class A (a)	10,090	193,627
Forest City Enterprises, Inc. – Class A (a)	12,610	193,564
Jones Lang LaSalle, Inc.	2,410	192,366
		579,557
Rental and Leasing Services 0.78%
United Rentals, Inc. (a)	9,370	183,839

Repair and Maintenance 0.83%
Monro Muffler Brake, Inc.	3,940	194,794

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 3.21%
American Capital Ltd. (a)	25,980	186,796
Cohen & Steers, Inc.	7,500	189,000
SEI Investments Co.	8,410	189,898
T Rowe Price Group, Inc.	3,280	191,322
		757,016
Support Activities for Agriculture and Forestry 0.81%
Fresh Del Monte Produce, Inc. (a)	8,680	190,613

Support Activities for Mining 0.60%
Complete Production Services, Inc. (a)	2,490	70,841
RPC, Inc.	2,450	71,785
		142,626
Support Activities for Transportation 0.82%
Expeditors International of Washington, Inc.	3,640	192,556

Telecommunications 2.24%
AT&T, Inc.	6,880	191,195
DISH Network Corp. – Class A	3,000	55,170
Earthlink, Inc.	10,330	92,609
Telephone & Data Systems, Inc.	5,290	188,747
		527,721

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
Transportation Equipment Manufacturing 6.42%
The Boeing Co.	2,970	$189,397
Briggs & Stratton Corp.	10,930	190,291
Johnson Controls, Inc.	8,690	316,664
Lockheed Martin Corp.	2,800	190,512
Oshkosh Corp. (a)	6,590	189,133
Polaris Industries, Inc.	2,740	199,171
Tesla Motors, Inc. (a)	1,370	48,402
TransDigm Group, Inc. (a)	2,790	191,115
		1,514,685
Truck Transportation 0.82%
Werner Enterprises, Inc.	8,980	193,788
Utilities 5.66%
American Water Works Co., Inc.	7,760	190,198
CMS Energy Corp.	10,770	193,537
Edison International	5,190	191,718
Entergy Corp.	2,660	189,498
PNM Resources, Inc.	15,870	190,123
Portland General Electric Co.	9,110	192,859
UGI Corp.	6,350	188,404
		1,336,337
Water Transportation 1.09%
Alexander & Baldwin, Inc.	5,370	188,433
SEACOR Holdings, Inc. (a)	630	68,670
		257,103
TOTAL COMMON STOCKS (Cost $28,439,523)		29,330,678

REAL ESTATE INVESTMENT TRUSTS* 4.84%
American Campus Communities, Inc.	5,990	188,326
General Growth Properties, Inc.	11,820	191,366
Hersha Hospitality Trust	30,900	189,417
National Retail Properties, Inc.	7,320	190,393
Rayonier, Inc.	3,720	189,571
SL Green Realty Corp.	2,970	194,238
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,076,877)		1,143,311

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Investments (Continued)

November 30, 2010

	Shares	Value
SHORT-TERM INVESTMENTS 0.82%

Money Market Funds 0.82%
AIM STIT-STIC Prime Portfolio, 0.153% (b)	193,788	$193,788
TOTAL SHORT-TERM INVESTMENTS (Cost $193,788)		193,788

TOTAL INVESTMENTS (Cost $29,710,188) 129.93%		30,667,777
Liabilities in Excess of Other Assets (29.93)%		(7,065,261)
TOTAL NET ASSETS 100.00%		$23,602,516

Percentages are stated as a percent of net assets.

*	All or a portion of these securities, totaling $28,963,923, are pledged as collateral for short positions.
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2010.

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Securities Sold Short

November 30, 2010

	Shares	Value
Accretive Health, Inc.	6,210	$85,015
Allegiant Travel Co.	1,650	82,384
Allied Nevada Gold Corp.	3,160	84,498
American Capital Agency Corp.	2,820	82,682
Apple, Inc.	260	80,899
Arch Capital Group Ltd.	900	81,270
Aspen Technology, Inc.	6,430	80,375
AutoNation, Inc.	3,170	82,832
Black Hills Corp.	2,670	81,034
Bridgepoint Education, Inc.	5,250	80,325
Cabelas, Inc.	3,700	82,325
Calpine Corp.	6,810	82,401
Capstead Mortgage Corp.	7,000	82,250
CarMax, Inc.	2,500	82,250
CenturyLink, Inc.	1,920	82,541
The Childrens Place Retail Stores, Inc.	1,610	83,575
Chimera Investment Corp.	20,360	81,440
Ciena Corp.	5,410	81,961
Clearwire Corp.	12,020	84,380
Cobalt International Energy, Inc.	7,690	87,358
Coeur d’ Alene Mines Corp.	3,530	85,955
Cree, Inc.	1,310	85,386
Deckers Outdoor Corp.	1,140	87,666
Dendreon Corp.	2,280	81,487
Diamond Foods, Inc.	1,750	81,445
Dicks Sporting Goods, Inc.	2,380	81,420
Eastman Kodak Co.	17,700	83,367
Express Scripts, Inc.	1,570	81,781
Fluor Corp.	1,440	83,275
GenOn Energy, Inc.	23,280	81,946
Grand Canyon Education, Inc.	4,220	80,349
Granite Construction, Inc.	3,210	81,438
Green Mountain Coffee Roasters, Inc.	2,200	81,576
H&R Block, Inc.	6,470	81,457
HeartWare International, Inc.	910	83,684
Higher One Holdings, Inc.	4,250	86,105
Human Genome Sciences, Inc.	3,320	81,440
International Rectifier Corp.	2,900	82,244
Invesco Mortgage Capital, Inc.	3,660	82,643
KB Home	7,600	85,880
KBW, Inc.	3,580	83,128
Kirby Corp.	1,820	81,299
Lear Corp.	920	80,748
Lennox International, Inc.	1,920	84,461

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Schedule of Securities Sold Short (Continued)

November 30, 2010

	Shares	Value
Live Nation Entertainment, Inc.	7,580	$81,561
The Manitowoc Co., Inc.	7,260	79,715
MBIA, Inc.	7,940	79,321
MF Global Holdings Ltd.	10,750	84,387
MGIS Investment Corp.	9,760	83,155
Molycorp, Inc.	2,720	78,934
Monster Worldwide, Inc.	3,570	80,611
Morningstar, Inc.	1,650	83,176
Netlogic Microsystems, Inc.	2,640	82,368
New Jersey Resources Corp.	1,910	82,340
Northern Oil & Gas, Inc.	3,640	83,174
NuVasive, Inc.	3,500	81,760
Oasis Petroleum, Inc.	3,360	85,277
Ocwen Financial Corp.	9,370	82,456
Pegasystems, Inc.	2,620	81,089
Pharmasset, Inc.	1,910	82,741
Pilgrims Pride Corp.	12,390	82,270
Primerica, Inc.	3,720	84,035
Quantum Corp.	21,750	78,952
QuinStreet, Inc.	4,250	85,000
RealD, Inc.	3,170	90,282
Rosetta Resources, Inc.	2,240	80,237
Salesforce.com, Inc.	570	79,355
SanDisk Corp.	1,840	82,064
SandRidge Energy, Inc.	15,600	80,496
Savient Pharmaceuticals, Inc.	6,580	77,710
SAVVIS, Inc.	3,160	79,411
The Sherwin-Williams Co.	1,110	82,329
Silgan Holdings, Inc.	2,390	81,834
Spansion, Inc.	4,290	84,813
Spirit Aerosystems Holdings, Inc.	4,240	82,553
Stifel Financial Corp.	1,560	80,855
SUPERVALU, Inc.	9,460	85,518
SVB Financial Group	1,820	81,773
Taubman Centers, Inc.	1,700	82,501
Terex Corp.	3,300	80,124
Tower Group, Inc.	3,180	81,790
TransAtlantic Petroleum Ltd.	25,590	82,656
USG Corp.	6,310	80,074
Volcano Corporation	3,060	81,243
Western Digital Corp.	2,450	82,075
Whitney Holding Corp.	9,020	84,698
Total Securities Sold Short (Proceeds $7,101,336)		$7,088,688

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Statement of Assets and Liabilities

November 30, 2010

Assets
Investments, at value (cost $29,710,188)	$30,667,777
Dividends and interest receivable	90,668
Deposit for short sales at broker	2,425
Receivable for investments sold	20,125,458
Receivable for Fund shares sold	117,859
Other assets	6,089
Total Assets	51,010,276

Liabilities
Securities sold short, at value (proceeds $7,101,336)	7,088,688
Payable for investments purchased	10,758,278
Due to custodian	9,460,905
Dividends payable on short positions	2,752
Payable to broker	3,850
Payable to Adviser	44,741
Payable to affiliates	22,610
Accrued expenses and other liabilities	25,936
Total Liabilities	27,407,760
Net Assets	$23,602,516

Net Assets Consist Of:
Paid-in capital	21,596,521
Undistributed net investment income	44,106
Accumulated net realized gain	991,652
Net unrealized appreciation (depreciation) on:
Investments	957,589
Securities sold short	12,648
Net Assets	$23,602,516

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,077,784

Net asset value, redemption price and offering price per share	$11.36

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Statement of Operations

For the Period Ended November 30, 2010(1)

Investment Income
Dividend income(2)	$423,224
Interest income	418
Total Investment Income	423,642

Expenses
Advisory fees	185,219
Interest and Broker expenses	81,423
Dividends on short positions	40,240
Transfer agent fees and expenses	30,423
Administration fees	29,738
Fund accounting fees	27,712
Custody fees	26,086
Audit and tax fees	17,498
Chief Compliance Officer fees and expenses	11,459
Federal and state registration fees	9,659
Legal fees	8,803
Reports to shareholders	4,370
Trustees’ fees and related expenses	2,207
Other expenses	3,133
Total Expenses	477,970
Less waivers and reimbursement by Adviser (Note 4)	(78,478)
Net Expenses	399,492

Net Investment Income	24,150

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,825,584
Short transactions	(813,980)
Change in net unrealized appreciation (depreciation) on:
Investments	957,589
Short transactions	12,648
Net Realized and Unrealized Gain on Investments	1,981,841
Net Increase in Net Assets from Operations	$2,005,991

(1)	The Fund commenced operations on December 29, 2009.
(2)	Net of $328 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Statement of Changes in Net Assets

Period Ended
November 30, 2010(1)
From Operations
Net investment income	$24,150
Net realized gain (loss) from:
Investments	1,825,584
Short transactions	(813,980)
Change in net unrealized appreciation (depreciation) on:
Investments	957,589
Short transactions	12,648
Net increase in net assets from operations	2,005,991

From Capital Share Transactions
Proceeds from shares sold	11,872,701
Proceeds from shares issued from transfers in-kind(2)	13,417,119
Payments for shares redeemed	(3,693,295)
Net increase in net assets from capital share transactions	21,596,525
Total Increase in Net Assets	23,602,516

Net Assets
Beginning of period	—
End of period	$23,602,516
Undistributed net investment income	$44,106

(1)	The Fund commenced operations on December 29, 2009.
(2)	See Note 8 to the Financial Statements.
The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Statement of Cash Flows

For the Period Ended November 30, 2010(1)

Cash Flows from Operating Activities:
Change in net assets resulting from operations	$2,005,991
Adjustments to reconcile change in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(113,424,856)
Purchases of short-term investments, net	(193,788)
Proceeds from sales of long-term investments	99,151,160
Increase in receivable for investment securities sold	(20,125,458)
Increase in payable for investment securities purchased	20,219,183
Increase in dividends and interest receivable	(90,668)
Increase in other assets	(6,089)
Increase in accrued expenses and other liabilities	93,287
Net realized gain on investments	(1,825,584)
Unrealized appreciation on investments	(957,589)
Unrealized appreciation on short transactions	(12,648)
Net realized loss on short transactions	813,980
Deposit at broker for short sales	(2,425)
Payable to broker	3,850
Payable for short dividends	2,752
Proceeds from short transactions	51,029,581
Cover short transactions	(44,742,226)
Net cash provided by operating activities	(8,061,547)

Cash Flows from Financing Activities:
Proceeds from shares sold	11,754,842
Payment on shares redeemed	(3,693,295)
Net cash used in financing activities	8,061,547
Net change in cash	$—

Cash:
Beginning Balance	—
Ending Balance	$—

Supplemental disclosure of cash flow information:
During the period ended November 30, 2010, the Fund paid cash of $50,941 for interest.
Non-cash financing activities not included herein consist of $13,417,119 for transfers in-kind and a receivable for Fund shares sold of $117,859.

(1)	The Fund commenced operations on December 29, 2009.

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2010(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income(2)	0.01
Net realized and unrealized gain (loss) on investments
and short transactions	1.35
Total from Investment Operations	1.36
Net Asset Value, End of Period	$11.36
Total Return(3)	13.60%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$23,603
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)(5)	2.58%
After waiver and expense reimbursement(4)(5)	2.16%
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(5)	(0.29)%
After waiver and expense reimbursement(5)	0.13%
Portfolio turnover rate(3)	391.48%

(1)	The Fund commenced operations on December 29, 2009.
(2)	Per share net investment income was calculated using the daily average shares outstanding method.
(3)	Not annualized.
(4)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.92% and 1.50% respectively for the period ended November 30, 2010.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

MARINER 130/30 FUND
Notes to Financial Statements
November 30, 2010

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Mariner 130/30 Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital growth. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on December 29, 2009.  The Institutional share class commenced operations on December 29, 2009.  As of the date of this report, the Investment share class has not commenced operations.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Mariner Quantitative Solutions, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when

MARINER 130/30 FUND
Notes to Financial Statements (Continued)
November 30, 2010

corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Assets:
Equity(1)
Common Stock	$29,330,678	$—	$—	$29,330,678
Real Estate
Investment Trusts	1,143,311	—	—	1,143,311
Total Equity	30,473,989	—	—	30,473,989
Short-Term Investments	193,788	—	—	193,788
Total Investments
in Securities	$30,667,777	$—	$—	$30,667,777
Liabilities:
Securities sold short	$7,088,688	$—	$—	$7,088,688
Total Liabilities	$7,088,688	$—	$—	$7,088,688

(1)	See the Schedule of Investments for industry classifications.

MARINER 130/30 FUND
Notes to Financial Statements (Continued)
November 30, 2010

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

GAAP requires enhanced disclosures that enable investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has determined that there is no impact on the Fund’s financial statements of these requirements, as the Fund did not hold financial derivative instruments during the period.

(b)Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Fund’s deposit with broker for securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(c)Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended November 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the tax periods since the commencement of operations.

MARINER 130/30 FUND
Notes to Financial Statements (Continued)
November 30, 2010

(d)Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(e)Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(g)Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(h)Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

MARINER 130/30 FUND
Notes to Financial Statements (Continued)
November 30, 2010

(3)	Federal Tax Matters

The Fund did not make any distributions during the period ended November 30, 2010. The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852 (b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2010.

As of November 30, 2010, the components of accumulated earnings on a tax basis were as follows:
Cost basis of investments for federal income tax purposes(1)	$30,147,511
Gross tax unrealized appreciation	1,027,783
Gross tax unrealized depreciation	(507,517)
Net tax unrealized appreciation	520,266
Undistributed ordinary income	1,515,221
Undistributed long-term capital gain	3,175
Total distributable earnings	1,518,396
Other accumulated losses	(32,667)
Total accumulated gains	$2,005,995

(1)	Excludes securities sold short.

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	$19,956
Accumulated Net Realized Gain/(Loss)	$(19,952)
Paid-In Capital	$(4)

On December 30, 2010, the Fund paid distributions of $44,106 and $1,473,679 from ordinary income and capital gains, respectively, to shareholders of record on December 29, 2010.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through December 29, 2012, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization,

MARINER 130/30 FUND
Notes to Financial Statements (Continued)
November 30, 2010

dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.50% (the “Expense Limitation Cap”) of the Fund’s average daily net assets of the Institutional share class. For the period ended November 30, 2010, expenses of $78,478 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

November 30, 2013        $78,478

(5)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investment class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended November 30, 2010, the Fund did not accrue any expenses pursuant to the 12b-1 Plan since the Investment share class has not yet commenced operations.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  Fees for these services are calculated in accordance with the executed agreements.  A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
November 30, 2010(1)
Shares sold	1,091,769
Shares issued from transfer in-kind	1,341,712
Shares redeemed	(355,697)
Net increase	2,077,784

(1) The Fund commenced operations on December 29, 2009.

MARINER 130/30 FUND
Notes to Financial Statements (Continued)
November 30, 2010

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, and securities sold short for the Fund for the period ended November 30, 2010, were $113,424,856 and $99,143,319, respectively. There were no purchases or sales of U.S. government securities for the Fund.

During the period ended November 30, 2010, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer In-Kind”) at a fair value of $13,417,119.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At November 30, 2010, National Financial Services, for the benefit of its customers, held 35.1% of the Fund’s outstanding shares.

(10)	Subsequent Event

Effective February 1, 2011, the name of the Fund will be changed to the Convergence Core Plus Fund.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
Mariner 130/30 Fund
(Trust for Professional Managers)

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short of Mariner 130/30 Fund (the “Fund”), a series of the Trust for Professional Managers, as of November 30, 2010, and the related statements of operations, cash flows and changes in net assets, and the financial highlights for the period December 29, 2009 (commencement of operations) through November 30, 2010. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as November 30, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mariner 130/30 Fund as of November 30, 2010, and the results of its operations, its cash flows, changes in its net assets, and financial highlights for the period December 29, 2009 (commencement of operations) through November 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
January 28, 2011

MARINER 130/30 FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-mqs-9414.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	26	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 55		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	26	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

MARINER 130/30 FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	26	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 67		2009	Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee, Gottex
			President, Secretary,		Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			(1997–2007);		companies).
President, CAO
and CCO, Granum
Securities, LLC
(a broker-dealer)
(1997–2007).
Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	26	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 48	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since Sept.	UMB Investment
	Officer	10, 2008	Services Group
		(Treasurer)	(2000–2004).

MARINER 130/30 FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer and	January 26,	U.S. Bancorp Fund
Age: 63	Anti-Money	2011	Services, LLC
	Laundering		(2001–present);
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.	N/A	N/A
Age: 31		2005	Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 36		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the period ended June 30, 2010 is available without charge, upon request, by calling, toll free, 1-877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

MARINER 130/30 FUND

Investment Adviser	Mariner Quantitative Solutions, LLC
4200 West 115th Street
Suite 100
Leawood, Kansas 66211

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph. D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal period.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2010
Audit Fees	$14,500
Audit-Related Fees	0
Tax Fees	$3,000
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 11/30/2010
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) during the last fiscal period.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2010
Registrant	None
Registrant’s Investment Adviser	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/  Joseph Neuberger
Joseph Neuberger, President

Date   February 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/  Joseph Neuberger
Joseph Neuberger, President

Date   February 4, 2011

By (Signature and Title)      /s/ John Buckel
John Buckel, Treasurer

Date   February 4, 2011